Vanguard Intermediate-Term Investment-Grade Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 5-10 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.57%	0.77%	3.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	0.85%	3.16%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.37%	(0.74%)	1.59%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	(0.03%)	1.77%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	0.95%	3.27%